Mexican Government Long-Term Notes Receivable And Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Notes Receivable And Other Long Term Assets [abstract]
Payments in advance	$ 34,553,411	$ 5,223,679
Other	1,816,743	1,680,934
Insurance	656,604	678,897
Total other assets	$ 37,026,758	$ 7,583,510